Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]

Subsidiaries with significant non-controlling interests

	Dec 31, 2018	Dec 31, 2017
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	0%
Place of business	Global	Global

in € m	Dec 31, 2018	Dec 31, 2017
Net income attributable to non-controlling interests	58	0
Accumulated non-controlling interests of the subsidiary	1,355	0
Dividends paid to non-controlling interests	0	0
Summarised financial information:
Total assets	10,694	11,226
Total liabilities	4,155	4,860
Total net revenues	2,259	2,509
Net income (loss)	391	634
Total comprehensive income (loss), net of tax	589	604

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]

Restricted assets

	Dec 31, 2018		Dec 31, 2017
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	176,022	188	210,481	772
Financial assets at fair value through profit or loss	573,344	48,320	636,970	58,210
Financial assets available for sale	N/A	N/A	49,397	9,915
Financial assets at fair value through other comprehensive income	51,182	4,375	N/A	N/A
Loans at amortized cost	400,297	76,573	401,699	71,971
Other	147,293	1,991	176,186	13,594
Total	1,348,137	131,447	1,474,732	154,462